BlackRock Funds II
BlackRock High Yield Bond Portfolio
(the “Fund”)

     Supplement dated February 29, 2012
to the Statement of Additional Information dated January 27, 2012

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Manager” is revised as set forth below.

The first paragraph in the subsection entitled “High Yield Bond Portfolio” is deleted in its entirety and replaced with the following:

James Keenan, CFA, Mitchell Garfin, CFA, Derek Schoenhofen and Charlie McCarthy, CFA are the High Yield Bond Portfolio’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio

The subsection entitled “High Yield Bond Portfolio — Other Funds and Accounts Managed” is amended to add the following information with respect to the Fund as of December 31, 2011:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Charlie McCarthy, CFA	7	2	19	0	0	4
	$2.27 Billion	$2.53 Billion	$4.57 Billion	$0	$0	$544.2 Million

The subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is amended to add the following information with respect to the Fund:

Portfolio Manager	Applicable Benchmarks
Charlie McCarthy, CFA	A combination of market-based indices (e.g., The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

The subsection entitled “Portfolio Manager Beneficial Holdings” is amended to add the following information with respect to the Fund as of December 31, 2011:

Dollar Range of Equity Securities Beneficially Owned
Portfolio Manager	Portfolio Managed
Charlie McCarthy, CFA	High Yield Bond Portfolio	$10,000–$50,000

Shareholders should retain this Supplement for future reference.

SAI-HYB-0212SUP